SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restatement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reclassifications or changes in presentation [line items]
Interest paid		$ 0
Cash generated by operating activities	$ 348,615	145,844	[1]
Interest paid	(13,679)	(11,646)	[1]
Cash generated by financing activities	$ (173,204)	68,907	[1]
As previously reported
Disclosure of reclassifications or changes in presentation [line items]
Interest paid		(11,646)
Cash generated by operating activities		134,198
Interest paid		0
Cash generated by financing activities		80,553
Adjustment
Disclosure of reclassifications or changes in presentation [line items]
Interest paid		11,646
Cash generated by operating activities		11,646
Interest paid		(11,646)
Cash generated by financing activities		$ (11,646)

[1]	See note 2(r)